INCOME TAXES - Schedule of Components of the Expense for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Federal			$ (42)
Foreign	$ 999	$ 928	1,284
Total current income tax expense	999	928	1,242
Deferred
Foreign	275	1,135	2,052
Total deferred tax expense	275	1,135	2,052
Total income tax expense	$ 1,274	$ 2,063	$ 3,294